Note 4 - Going Concern (Details Narrative) (USD $)	Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Losses	$ 4,687,000
Negative Stockholders Equity	$ 1,540,000